Business Combinations - Summary computation of consideration transferred (Detail) - USD ($) $ in Thousands				6 Months Ended	12 Months Ended
		Jun. 15, 2021	Sep. 07, 2018	Jun. 30, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Cash for outstanding Genius Sports equity shares	[1]			$ 83,291
Cash for outstanding Second Spectrum capital stock	[2]			112,606
Fair value of Genius Sports Limited common stock issued for outstanding Second Spectrum capital stock	[1]			83,291
Cash for vested outstanding Second Spectrum equity awards	[3]			3,490
Total consideration transferred		$ 199,387		$ 199,387
MAVEN TOPCO LIMITED [Member]
Business Acquisition [Line Items]
Cash for outstanding Genius Sports equity shares					$ 264,471
Cash paid to retire Genius Sports' debt					33,343
Transaction costs paid on behalf of Genius Sports					5,422
Fair value of Genius Sports Limited common stock issued for outstanding Second Spectrum capital stock					264,471
Total consideration transferred			$ 303,236		$ 303,236

[1]	Represents the issuance of 4.7 million shares of the Company’s common stock at June 15, 2021 closing price of $17.74 per share to the former Second Spectrum shareholders
[2]	Includes cash consideration paid to former Second Spectrum shareholders totaling $112.6 million
[3]	Includes $3.5 million cash settlement of Second Spectrum’s vested outstanding stock options as of June 15, 2021 associated with the pre-acquisition services provided by former Second Spectrum shareholders